Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	The movement of intangible assets during the year is as follows:
	Application development	Originals and Sessions	Other intangibles	Work in progress	Total
	USD	USD	USD	USD	USD
2022
Cost:
At January 1, 2022	3,580,699	548,197	78,314	110,876	4,318,086
Additions	-	-	8,849,867	15,900	8,865,767
Additions – internally developed	112,378	51,927	-	-	164,305
Write-off	(7,567)	-	-	-	(7,567)
Transfers	-	(80,072)	86,350	(6,278)	-
At December 31, 2022	3,685,510	520,052	9,014,531	120,498	13,340,591

Amortization:
At January 1, 2022	1,914,902	324,883	35,455	-	2,275,240
Charge for the year	725,577	106,503	2,637,683	-	3,469,763
Write-off	(7,567)	-	-	-	(7,567)
Transfers	-	2,432	(2,432)	-	-
At December 31, 2022	2,632,912	433,818	2,670,706	-	5,737,436

Net carrying amount:
At December 31, 2022	1,052,598	86,234	6,343,825	120,498	7,603,155

2023
Cost:
At January 1, 2023	3,685,510	520,052	9,014,531	120,498	13,340,591
Additions	-	-	1,030,502	14,975	1,045,477
Additions – internally developed	166,667	-	-	-	166,667
Contract termination*	-	-	(8,750,000)	-	(8,750,000)
Transfers	-	10,450	-	(10,450)	-
At December 31, 2023	3,852,177	530,502	1,295,033	125,023	5,802,735

Amortization:
At January 1, 2023	2,632,912	433,818	2,670,706	-	5,737,436
Charge for the year	761,561	55,527	1,759,834	-	2,576,922
Contract termination*	-	-	(3,696,396)	-	(3,696,396)
At December 31, 2023	3,394,473	489,345	734,144	-	4,617,962

Net carrying amount:
At December 31, 2023	457,704	41,157	560,889	125,023	1,184,773

Schedule of Amortization Charged	Amortization charged is allocated as follows:
	2023	2022
	USD	USD

Selling and marketing expenses	944,343	2,223,997
Cost of revenue (note 6)	1,599,786	1,242,329
General and administrative expenses (note 8)	32,793	3,437
	2,576,922	3,469,763